Fair Value Measurements - Fair value information (Details) - USD ($)	Jun. 30, 2024	Jun. 24, 2024
Extension Note Bifurcated Derivative
Fair Value Measurements
Fair Value		$ 33,000
Extension Note Bifurcated Derivative | Level 3
Fair Value Measurements
Fair Value		33,000
Convertible note - Quantum
Fair Value Measurements
Fair Value	$ 4,697,050
Convertible note - Quantum | Level 3
Fair Value Measurements
Fair Value	4,697,050
ELOC
Fair Value Measurements
Fair Value	638,321	694,512
ELOC | Level 3
Fair Value Measurements
Fair Value	638,321	694,512
Additional Bridge Notes
Fair Value Measurements
Fair Value	397,408	466,646
Additional Bridge Notes | Level 3
Fair Value Measurements
Fair Value	397,408	466,646
Exchange Note
Fair Value Measurements
Fair Value	5,666,873	6,155,925
Exchange Note | Level 3
Fair Value Measurements
Fair Value	$ 5,666,873	$ 6,155,925